SHAREHOLDERS' CAPITAL (Tables)	9 Months Ended
Dec. 31, 2020
SHAREHOLDERS' CAPITAL
Schedule of issued and outstanding shareholders' capital

	Nine months ended		Year ended
	Dec. 31, 2020		March 31, 2020
	Shares	Amount	Shares	Amount
Common shares:

Issued and outstanding
Balance, beginning of period	4,594,371	$1,099,864	4,533,211	$1,088,538
Share-based awards exercised	91,854	929	61,160	11,326
Issuance of shares due to Recapitalization	43,392,412	438,642	—	—
Issuance cost	—	(1,572)	—	—
Balance, end of period	48,078,637	$1,537,863	4,594,371	$1,099,864

Preferred shares:

Issued and outstanding
Balance, beginning of period	4,662,165	$146,965	4,662,165	$146,965
Exchanged to common shares	(4,662,165)	(146,965)	—	—
Balance, end of period	—	$—	4,662,165	$146,965

Shareholders' capital	48,078,637	$1,537,863	9,256,536	$1,246,829